Fair Value Measurements	12 Months Ended
Dec. 31, 2023
Fair Value Measurements
Fair Value Measurements

5. Fair Value Measurements

The Trusts use a three-tier hierarchy as a framework for disclosing fair value based on inputs used to value their investments.

The fair value hierarchy has the following levels:

Level 1 Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Trusts have the ability to access at the measurement date;

Level 2 Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 Prices, inputs or complex modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Physical bullion is measured at fair value. The fair value measurement of all bullion falls within Level 1 of the hierarchy, and is based on published price quotations. All fair value measurements are recurring. The carrying value of cash, accounts receivable, prepaid assets, due from broker, accounts payable, and due to broker, where applicable, approximate their fair values due to their short-term nature.